Corporate Information	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Corporate Information	Corporate information
ADC Therapeutics SA (the “Company” or “ADCT”) was incorporated on June 6, 2011 under the laws of Switzerland. The registered office of the Company is located at Route de la Corniche 3B, 1066 Epalinges, Switzerland. As of December 31, 2021, the Company controls two wholly-owned subsidiaries: ADC Therapeutics America, Inc. (“ADCT America”), which was incorporated in Delaware, USA on December 10, 2014, and ADC Therapeutics (UK) Ltd (“ADCT UK”), which was incorporated in England on December 12, 2014. The Company and its two subsidiaries form the ADCT Group (the “Group”).
The Group is focused on the development of antibody drug conjugates (“ADCs”), including research, development, human clinical trials, regulatory approval and commercialization. On April 23, 2021, the U.S. Food and Drug Administration (“FDA”) approved ZYNLONTA for the treatment of relapsed or refractory diffuse large B-cell lymphoma (“DLBCL”) and the Company commenced recognizing revenue upon the sale of ZYNLONTA during the second quarter of 2021. ADCs are drug constructs which combine monoclonal antibodies specific to particular types of cells with cytotoxic molecules or warheads which seek to kill cancer cells to which the ADC attaches. ADCs have extensive potential therapeutic applications in cancer.
The Group’s core technology platform is based on the development and commercial exploitation of chemistry acquired under license from Spirogen Ltd in 2011. The license agreement, as subsequently amended in 2013, gives the Company the right to develop up to eleven specific ADCs as well as ten non-ADCs using Spirogen Ltd's intellectual property and technology in warhead and linker chemistry.
These Group consolidated financial statements were authorized for issue by the Board of Directors on March 17, 2022.